Income Taxes - Schedule of Income/(Loss) Before Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Loss before income tax expense	$ (1,376,430)	$ (4,157,737)	$ (4,340,975)
Hong Kong [Member]
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Loss before income tax expense	(1,409,614)	(3,944,692)	(1,297,897)
Singapore [Member]
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Loss before income tax expense	111,972	(252,611)	(2,956,296)
Other Jurisdictions [Member]
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Loss before income tax expense	$ (78,788)	$ 39,566	$ (86,782)